DEBT (Details Narrative) - USD ($)													1 Months Ended											3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 07, 2022	Sep. 03, 2022	Jul. 15, 2022	Jul. 11, 2022	Jul. 05, 2022	Jun. 13, 2022	Jun. 06, 2022	Apr. 11, 2022	Aug. 10, 2021	Jul. 02, 2021	Apr. 09, 2020	May 02, 2019	Jun. 29, 2022	Jun. 08, 2022	May 23, 2022	Apr. 30, 2022	Apr. 21, 2022	Apr. 18, 2022	Jan. 28, 2022	Nov. 24, 2021	Jan. 25, 2021	Sep. 25, 2019	Apr. 16, 2016	Oct. 31, 2022	Oct. 31, 2021	Apr. 23, 2020	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Dec. 09, 2021	Apr. 30, 2021	Apr. 30, 2021	Oct. 26, 2022	Oct. 20, 2022	Sep. 15, 2022	Sep. 14, 2022	Sep. 02, 2022	Sep. 01, 2022	Aug. 26, 2022	Aug. 05, 2022	Jul. 18, 2022	Jul. 13, 2022	Jun. 28, 2022	Jan. 31, 2022	Jan. 13, 2022	Nov. 04, 2021	Aug. 04, 2021	Jul. 31, 2021	Mar. 17, 2021	Sep. 10, 2020	Aug. 12, 2020	May 02, 2020	Mar. 05, 2020	Aug. 23, 2018	Aug. 04, 2016	Apr. 30, 2016	Nov. 18, 2015
Amended price of per share																																									$ 0.0168
Amount converted to note payable including accrued interest per share																																				$ 0.0168
Aggregate principal amount						$ 100,000						$ 100,000			$ 560,000
Notes payable												85,450	$ 3,000			$ 357,300								$ 582,300			$ 582,300		$ 357,300		$ 332,300	$ 332,300																							$ 35,000		$ 100,000
Debt discount balance amount																115,200								1,703			1,703		115,200
Payment of OID															560,000			$ 56,000
Debt issuance costs															$ 35,240			$ 35,240
Notes issued to lender description															the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,008,000 shares of common stock of the Company at an exercise price of $0.025 per share.			the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,008,000 shares of common stock of the Company at an exercise price of $0.025 per share.
Warrants issued debt discount															$ 274,962			$ 279,362									204,673
OID, debt discount cost and warrants															366,202			370,602
Amortization of debt discounts	$ 1,981	$ 5,000														88,495								3,297
Payment to lenders																	$ 475,000
Purchase of football equipment																	$ 450,000
Liability of options conversion																446,862													446,862
Net proceeds from issuance of note															468,760
Principal amount, conversion	$ 5,000		$ 40,000
Allocated warrants value																								274,962			144,515
Convertible promissory note principal amount																											$ 1,750		1,750
Interest rate of the lower, per annum		22.00%																									22.00%
Interest Expense																													39,178			35,069
Amortization of the debt discounts																								92,302			$ 161,529
Accrued interest notes payable																													139,995		100,817
Interest Expense														$ 29,642										14,605	$ 10,764		$ 28,680	$ 20,140
Accrued interest related party		$ 16,938														10,529													$ 10,529		5,029	5,029	$ 29,642
Convertible promissory note percentage																													10.00%
Payment amount description																											125% of principal amount plus accrued interest		125% of principal amount plus accrued interest
Brokerage commission																											$ 11,200
Description of evaluation stock																											evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital
Debt discounts												2,150															$ 70,153
Discreption of monthly payment	least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days		seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Original issue discount												$ 2,150				0								51,099			51,099		$ 0
Additional paid in capital																26,477,739								$ 25,759,205			$ 25,759,205		26,477,739		$ 24,325,517	24,325,517
Stock trading price						$ 0.0215
Debt issue costs															35,240
Exercise price																								$ 0.003			$ 0.003
Conversion of convertible secured promissory note, amount																													13,198			$ 30,000
Conversion option liability																$ 0								$ 2,959,657			$ 2,959,657		$ 0
Common stock, par value																$ 0.001								$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001															$ 0.001
Convertible secured promissory note																$ 429,385								$ 787,387			$ 787,387		$ 429,385		$ 133,333	$ 133,333
Common stock shares																527,327,424								864,153,385			864,153,385		527,327,424		419,562,102	419,562,102
Convertible Unsecured Promissory Note [Member]
Debt issue costs					$ 23,744								847		$ 58,202
Common stock, par value				$ 0.001	$ 0.001										$ 0.001																									$ 0.001			$ 0.001
Convertible Debt January 25 2021 [Member]
Accrued interest notes payable																					$ 1,183								$ 1,221		$ 2,790
Debt instrument converted principal amount																													6,000
Convertible Debts January 25 2021 [Member]
Debt instrument converted principal amount																											$ 6,000
Penalty per day																											500
Convertible Unsecured Promissory Note January 4, 2022 [Member]
Interest Expense																													$ 1,398
Convertible promissory note percentage																													8.00%
Interest rate																													22.00%
Debt discount balance 1																$ 2,046													$ 2,046
Fixed monetary amount																84,615													84,615
Debt instrument converted principal amount																													55,000
Net proceeds working capital																													$ 52,000
Debt conversion, description																													The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																29,615													$ 29,615
Debt issue costs																													3,000			$ 3,000
Unsecured Promissory Note [Member]
Accrued interest notes payable																													15,038		12,263
Convertible Unsecured Promissory Note February 3 2021 [Member]
Convertible promissory note principal amount																													$ 55,000
Convertible promissory note percentage																													10.00%
Accrued interest																1,454													$ 1,454																		$ 2,750
Fixed monetary amount																															84,615	84,615
Debt instrument converted principal amount									$ 55,000
Net proceeds working capital																													$ 52,000
Debt conversion, description																													The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”)
Offset Put premium liability																															29,615	29,615
Debt issue costs																																3,000
Debt discount balance																													$ 1,537
Convertible Unsecured Promissory Note March 17 2021 [Member]
Convertible promissory note percentage																													10.00%
Accrued interest																1,549													$ 1,549																				$ 2,050
Fixed monetary amount																																																				$ 63,077
Debt instrument converted principal amount																													41,000
Net proceeds working capital																													$ 38,000
Debt conversion, description																													The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																$ 22,077													$ 22,077																				$ 22,077
Debt issue costs																																3,000
Debt discount balance																																3,000
Convertible Unsecured Promissory Note May 3 2021 [Member]
Interest Expense																													$ 2,400
Convertible promissory note percentage																													10.00%
Accrued interest																																														$ 2,400
Fixed monetary amount																																																				$ 80,000
Debt instrument converted principal amount																										$ 48,000
Net proceeds working capital																													$ 45,000
Debt conversion, description																													The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																															32,000	32,000
Debt issue costs																													$ 3,000		3,000
Debt instrument converted shares																													7,098,592
Common stock, par value																$ 0.001													$ 0.001
Convertible Unsecured Promissory Note June 7 2021 [Member]
Interest Expense																													$ 2,650
Convertible promissory note percentage																													10.00%
Accrued interest																														$ 2,650
Fixed monetary amount																															88,333	88,333
Debt instrument converted principal amount																													$ 53,000
Net proceeds working capital																													$ 50,000
Debt conversion, description																													Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																															35,333	35,333
Debt discount balance																													$ 3,000	$ 1,800
Unsecured Note Payable [Member]
Debt instrument, interest rate																																																								5.00%
Accrued interest																$ 32,560													32,560
Outstanding balance																													37,500
Common stock shares																																																								175,127
Convertible Unsecured Promissory Notes September 1 2022 [Member]
Accrued interest notes payable		$ 1,085																			$ 1,183						$ 1,085
Convertible promissory note percentage		12.00%
Net proceeds working capital		$ 43,530
Debt conversion, description		The conversion price is $0.0007 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.																									The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Debt issue costs		$ 5,970
Debt discount balance		47,089																									$ 39,349
Common stock, par value																																					$ 0.001
Debt instrument converted principal amount		55,000
Administrative fee		$ 1,750
Repaid Debt conversion, description		In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 30,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share and (2) cancellable five (5) year term to acquire 47,000,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 47,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.																					From March 4, 2022 to April 8, 2022, the Company repaid $12,500 of principal resulting in an outstanding principal balance of $37,500 at April 30, 2022. From May 10, 2022 to June 8, 2022, the Company repaid $5,000 of principal resulting in an outstanding principal balance of $32,500 at October 31, 2022.					The warrant calculations used the following assumptions: stock price $0.00165, warrant exercise price - $0.0007, expected term of 5 years, expected volatility of 323% and discount rate of 2.88%. The debt discount for the warrants will be amortized over the one-year term of the Note.
Remaining debt discount balance		$ 7,740																									1,882
May 7 2020 to August 17 2020 Member
Offset Put premium liability																4,560									9,250			$ 9,250	4,560
Put premium liability																4,690									57,417			$ 57,417	4,690
May 17, 2019 [Member]
Interest Expense																													6,687			14,400
Accrued interest																44,806													44,806		38,119	38,119
August 3, 2021 and September 15, 2021 and November 5, 2021 [Member]
Convertible promissory note principal amount																													750,000
Principal amount																				$ 185,000
Debt issue costs																													16,900
Debt discount balance																													16,690
Convertible secured promissory note																185,000													185,000		18,000	$ 18,000
Proceeds from common stock shares																													150,100
July 15 ,2022 [Member]
Notes payable											$ 30,000																																										$ 25,000
Total debt cancelled							$ 7,221
Proceeds from issuance of convertible promissory notes																						$ 55,284
October 31 ,2022 [Member]
Aggregate principal amount			$ 53,000															560,000
Notes payable											$ 30,000													$ 582,300			582,300																								$ 30,000		$ 25,000
Amortization of debt discounts																													954
Net proceeds from issuance of note																		$ 468,760
Principal amount, conversion																						$ 9,216					25,000
Interest Expense				$ 2,046			1,221																	1,386	1,386		$ 2,772
Accrued interest notes payable				$ 2,200
Discreption of monthly payment																											seven equal monthly payments of thirty-one thousand, four hundred twenty-nine dollars ($31,429), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the “Maturity Date”.
Original issue discount																																						$ 5,000				$ 51,807
Principal amount																											$ 232,300
Additional paid in capital																24,960													24,960
Issuance shares of common stock																											5,000,000
Amortization of the debt discounts																											$ 20,757
Total debt cancelled							$ 7,221
Stock trading price																											$ 0.0215
Common stock par value									$ 0.001
Interest rate ranging																											from no interest to 8% annually
Accrued expenses late fee																								5,400			$ 5,400
Repaid								$ 5,000						$ 5,000
Outstanding balance																50,000								45,000			45,000		50,000
Debt outstanding																1,786,569								91,802			91,802		1,786,569
Interest rate		22.00%	10.00%								8.00%											8.00%
Debt instrument, interest rate											24.00%																																									10.00%	10.00%			5.00%
Expected term																					3 years											9 years
Accrued interest																10,529								13,301			13,301		10,529							$ 7,345
Debt discount balance 1																$ 2,046													$ 2,046
Fixed monetary amount																								84,615			84,615
Debt instrument converted principal amount																											55,000
Net proceeds working capital																											$ 52,000
Debt conversion, description																											The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability			$ 28,538										$ 29,615
Debt issue costs																						$ 5,500			$ 3,000		$ 3,000					$ 3,000
Stock Price																									$ 0.0012			$ 0.0012
Volatility																											383.00%
Discount rate																											2.38%
Conversion price description																											The Conversion Price is equal to the lower of (1) the lowest trade during the previous twenty-five (25) trading days or (2) Sixty-One Percent (61%) of the of the lowest trade during the twenty-five (25) trading days immediately preceding a conversion date. The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections. The promissory note contains customary affirmative and negative covenants of the Company. Additionally, the Company issued the lender a common stock purchase warrant with a three (3) year term to acquire 1,500,000 shares of common stock at an exercise price of $0.10 per share.
Exercise price																$ 0.0067													$ 0.0067
Volatility1																											383.00%
Discount rate 1																											2.38%
Common stock shares issuable of conversion of debt																									22,354,694			22,354,694
Debt discount balance		$ 36,194																						13,058			$ 15,613
Proceeds from issuance of convertible promissory notes		$ 25,000	160,000																			55,284					121,750
Convertible redeemable promissory note face value			200,000													$ 16,802						$ 70,000							$ 16,802									$ 30,000
Purchase of office equipment																											11,000
Interest payable in seven equal monthly payments			$ 31,429																					6,145			7,345
Convertible secured promissory note																								53,333			53,333
Proceeds from convertible secured promissory note																				315,000
Lender Paid																				217,560
Prepayment Of the outstanding principal and interest																				$ 10,360
Prepayment Of the outstanding principal and interest Percent																				5.00%
Common stock issued in exchange							2,600,000
Notes payable principal balance							$ 6,000
Par value of shares issued on conversion							2,600
Offset to additional paid in capital							$ 4,621
Put premium liability																11,201								66,667			66,667		11,201
Convertible principal divided																								100,000			100,000
Default interest rate																																																				24.00%
Conversion option liability																								$ 215,080			215,080
Gain on conversion																									$ 17,572		$ 38,785
Conversion price																								$ 0.00067			$ 0.00067																													$ 0.30
Conversion option liability to additional paid in capital																											$ 197,508
Debt instrument converted shares																											161,247
Notes payable, net of original issue discount																																																								$ 50,000
Other income (expense)																									$ 25,272			$ 4,536
Conversion of convertible secured promissory note, amount																											$ 5,998
Stock Issued During Period, Shares, Conversion of Convertible Securities									2,498,971										1,000,000
Convertible secured promissory notes payable									$ 24,002							16,802													16,802															$ 80,000
Put premium liability reclassified to additional paid in capital																4,690													4,690
Promissory principal amount																											11,517
Promissory balance																											138,483
Payment for penalty																											$ 250
First note principal amount																6,000													6,000
First note accured interest																																													$ 2,648
Lender 9 [Member] | November 4, 2021 [Member]
Debt instrument converted shares																											7,098,592
Common stock, par value																																														$ 0.001
Lender 11 [Member] | January 13, 2022 [Member]
Debt instrument converted principal amount																											$ 6,170		$ 6,170
Debt instrument converted shares																													1,348,348
Common stock, par value																																													$ 0.001
Eight Third Parties [Member]
Principal amount																													$ 232,300
Lender [Member]
Promissory principal amount																													11,517
Promissory balance																													$ 138,483
Common stock, par value									$ 0.001
Lender [Member] | January 13, 2022 [Member]
Debt instrument converted shares																											1,348,348		1,348,348
Convertible secured promissory note																$ 100,000													$ 100,000
Lender [Member] | July 21, 2021 [Member]
Notes payable																																																$ 55,000
Lender [Member] | From September 17, 2021 through September 27, 2021 [Member] | Convertible Unsecured Promissory Note [Member]
Debt instrument converted shares																													4,659,872
Lender [Member] | January 28, 2022 [Member]
Common stock, par value																$ 0.001													$ 0.001
Binomial Lattice Pricing Model [Member]
Interest Expense																																33,698
Accrued interest																$ 62,474													$ 62,474		$ 28,776	$ 28,776
Stock Price																$ 0.023													$ 0.023		$ 0.023	$ 0.023
Discount rate																														1.00%
Conversion price																$ 0.0125													$ 0.0125		$ 0.0131	$ 0.0131
Conversion option liability to additional paid in capital																																$ 208,503
Gain (loss) from change in fair value of conversion option liability																													$ 10,995
Conversion option liability																$ 405,757													405,757
Note Payable [Member]
Notes payable																																																$ 55,000			$ 30,000
Interest Expense																													$ 5,500			$ 4,645
Repaid								$ 5,000
Debt instrument, interest rate																																																					10.00%
Expected term																													3 months		3 months	9 years
Note Payable One [Member]
Interest Expense																													$ 2,415			$ 2,500
Convertible Unsecured Promissory Note May 2, 2019 [Member]
Interest Expense																													1,079			$ 1,709
Fixed monetary amount																166,667													166,667
Debt issue costs																													12,400
Proceeds from issuance of convertible promissory notes																													85,450
Convertible redeemable promissory note face value																100,000													100,000
Convertible principal divided																$ 100,000													$ 100,000
Default interest rate																																																		24.00%
Convertible Unsecured Promissory Note May 8, 2019 [Member]
Debt instrument, interest rate																24.00%													24.00%
Debt instrument converted principal amount																										150,000
Debt instrument converted shares																													1,500,000
Accrued interest																													12.00%
Convertible Secured Note Payable [Member] | November 24, 2021 [Member]
Convertible promissory note principal amount																													$ 315,000
Interest Expense																													16,259
Accrued interest																$ 16,259													16,259
Debt issue costs																											$ 27,680		27,680
Debt discount balance																											203,695		203,695
Stock Issued During Period, Shares, Conversion of Convertible Securities																									51,235,918
First note principal amount																																															$ 221,380
Common stock, par value									0.001
Proceeds from common stock shares																											255,820		255,820
Issuance note after payment																											31,500		31,500
Administrative fees																											1,750		$ 1,750
Convertible secured promissory note																				$ 315,000
Warrant exercise Price									$ 0.0058
Lender received																											$ 133,333
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 1 [Member]
Common stock shares																10,000,000													10,000,000
Exercise Price1																											$ 0.035
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 2 [Member]
Interest Expense																									$ 630
Common stock shares																15,000,000													15,000,000
Exercise Price																											0.030
Exercise Price1																											$ 0.042
Convertible Unsecured Promissory Note December 5, 2019 [Member]
Debt instrument, interest rate											24.00%
Convertible Secured Note Payable 1 [Member]
Accrued interest																$ 76,367													$ 76,367
Convertible Unsecured Promissory Note May 8, 2019 2[Member]
Convertible promissory note principal amount																													150,000
Additional paid in capital																$ 24,960													$ 24,960
Interest rate																													12.00%
Expected term																													3 years
Volatility1																													383.00%
Secured promissory notes [Member]
Interest rate										10.00%	8.00%											8.00%							22.00%			10.00%
Debt issue costs																						$ 5,500
Convertible redeemable promissory note face value																						$ 70,000
Convertible Unsecured Promissory Notes May 8, 2019 [Member]
Debt instrument, interest rate																24.00%													24.00%
Debt instrument converted principal amount																										$ 150,000
Debt instrument converted shares																											1,500,000
Accrued interest																											12.00%
Liability of option conversion																											$ 28,250
Conversion fees																											750
Convertible Secured Notes Payable 1 [Member]
Accrued interest																								$ 76,367			$ 76,367